Offerings	Apr. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, no par value
Fee Rate	0.01381%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	There are being registered under this Registration Statement such indeterminate number of subordinate voting shares, debt securities, share purchase contracts, subscription receipts and warrants of the Registrant, and a combination of such securities, separately or as units, as may be sold by the Registrant or the selling securityholders named in a prospectus supplement from time to time, which collectively shall have an aggregate offering price not to exceed $750,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the subordinate voting shares being registered hereunder include such indeterminate number of subordinate voting shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, distributions or similar transactions. The proposed offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, no par value
Amount Registered | shares	501,788
Proposed Maximum Offering Price per Unit	2.10
Maximum Aggregate Offering Price	$ 1,053,754.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 145.53
Offering Note	Comprised of 501,788 subordinate voting shares of the Registrant previously issued to the selling securityholders. Estimated for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the subordinate voting shares reported on the Nasdaq Capital Market on April 7, 2026.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, no par value
Amount Registered | shares	522,727
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 1,045,454.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 144.38
Offering Note	Comprised of up to 522,727 subordinate voting shares of the Registrant issuable upon exercise, if any, of warrants issued to certain of the selling securityholders. Reflects the subordinate voting shares that may be issued upon exercise of the warrants at an exercise price of $2.00 per Share.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, no par value
Amount Registered | shares	269,231
Proposed Maximum Offering Price per Unit	2.85
Maximum Aggregate Offering Price	$ 767,308.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 105.97
Offering Note	Comprised of up to 269,231 subordinate voting shares of the Registrant issuable upon exercise, if any, of a warrant issued to a certain selling securityholder. Reflects the subordinate voting shares that may be issued upon exercise of the warrants at an exercise price of $2.85 per Share.